Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash and cash equivalents [abstract]
Cash and bank balances	$ 73,398	$ 57,523
Short term deposits with banks	32,235	39,406
Total	$ 105,633	$ 96,929	$ 85,444	$ 99,829